DESCRIPTION OF THE PLAN (Details) - EBP 610255			12 Months Ended
	Apr. 01, 2026	Nov. 01, 2025	Dec. 31, 2025 USD ($) yr servicePeriodBreak	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Vesting percentage of employees included in Qnity Separation		100.00%
Minimum percentage of eligible compensation participants may elect to contribute			1.00%
Maximum percentage of eligible compensation participants may elect to contribute			90.00%
Annual increase percentage to automatic before-tax savings rate			1.00%
Period from date of hire employee is eligible for annual increase percentage to automatic before-tax savings rate			60 days
Matching percentage			100.00%
Percentage of Participant compensation matched			6.00%
Employer Retirement Savings Contribution percentage of eligible pay			3.00%
Dividends distributed to participants in cash			$ 20,611
Vesting period			3 years
Maximum vesting age | yr			65
Minimum borrowing amount			$ 1,000
Maximum borrowing amount			$ 50,000
Maximum borrowing as percentage of account balance			50.00%
Minimum loan term			1 year
Maximum loan term			5 years
Qualified residential loan maximum term			10 years
Loans from former plans maintained by subsidiaries maximum term			15 years
Forfeited nonvested accounts			$ 297,176	$ 17,347
Lapse in number of consecutive breaks in service period triggering reinstatement | servicePeriodBreak			5
Lapse in duration of consecutive breaks in service period triggering reinstatement			1 year
Forfeited accounts used to reduce employer contributions			$ 867,990
Forfeited accounts used to reinstate participant's accounts			236,492
Forfeited accounts used to pay for administrative expenses			14,392
Expenses paid by the Plan, excluding expense paid by Master Trust			$ 640,763
Ratio of Qnity common shares received per DuPont common shares held		0.5
Minimum
EBP, Description of Plan [Line Items]
Automatic before-tax savings rate			6.00%
Loan interest rates			4.25%	4.25%
Maximum
EBP, Description of Plan [Line Items]
Automatic before-tax savings rate			15.00%
Loan interest rates			12.00%	12.00%
Subsequent Event
EBP, Description of Plan [Line Items]
Vesting percentage of employees included in Qnity Separation	100.00%